Deferred income (Details) - CNY (¥)	Jun. 30, 2022	Jun. 30, 2021
Deferred Income
Non-current portion	¥ 14,488,000	¥ 20,005,000
Current portion	6,295,000	6,060,000
Deferred income	¥ 20,783,000	¥ 26,065,000